AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
JULY 17, 2000.

FILE NOS. 333-
          811-

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549
___________________
FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933  [X]
PRE-EFFECTIVE AMENDMENT NO.  [  ]
POST-EFFECTIVE AMENDMENT NO.  [  ]
SMITH BARNEY INVESTMENT TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
388 GREENWICH STREET, NEW YORK, NY  10013
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
(800) 451-2010
(REGISTRANT'S AREA CODE AND TELEPHONE NUMBER)
HEATH B. MCLENDON
SSB CITI FUND MANAGEMENT LLC
388 GREENWICH STREET
NEW YORK, NY 10013
(NAME AND ADDRESS OF AGENT FOR SERVICE)
WITH COPIES TO:
BURTON M. LEIBERT, ESQ.
CHRISTINA T. SYDOR, ESQ.
WILLKIE FARR & GALLAGHER
SSB CITI FUND MANAGEMENT LLC
787 SEVENTH AVENUE
388 GREENWICH STREET
NEW YORK, NY  10019-6099
NEW YORK, NY  10013
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:  Registrant
proposes that the Registration Statement become effective on August 16, 2000 (30 days after filing) pursuant to Rule 488 under the Securities Act of 1933, as amended.
TITLE OF SECURITIES BEING REGISTERED:
Shares of Beneficial Interest ($.001 par value) of the Mid Cap Blend Fund, a Series of the Registrant
___________________
The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon Section 24(f).




PART A
INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

CONCERT INVESTMENT SERIES(r)
Mid Cap Fund
388 Greenwich Street
New York, New York  10013
August 21, 2000
Dear Shareholders:
You are being asked to vote on an Agreement and Plan of Reorganization whereby all of the assets of the Mid Cap Fund (the "Fund"), a series of Concert Investment Series(r) ("Investment Series"), would be transferred in a tax-free reorganization to the Mid Cap Blend Fund (the "Acquiring Fund"), a series of Smith Barney Investment Trust ("Investment Trust"), in exchange for shares of the corresponding class of shares of beneficial interests of the Acquiring Fund. If the Agreement and Plan of Reorganization is approved and consummated, you would no longer be a shareholder of the Fund, but would become a shareholder of the corresponding class of the Acquiring Fund, which has similar investment objectives and policies to your Fund, except as described in the Proxy Statement/Prospectus.
AFTER CAREFUL REVIEW, THE MEMBERS OF YOUR FUND'S BOARD HAVE APPROVED THE PROPOSED REORGANIZATION. THE BOARD MEMBERS OF YOUR FUND BELIEVE THAT THE PROPOSAL SET FORTH IN THE NOTICE OF MEETING FOR YOUR FUND IS IMPORTANT AND RECOMMEND THAT YOU READ THE
ENCLOSED MATERIALS CAREFULLY AND THEN VOTE FOR THE PROPOSAL.
Your vote is important. PLEASE TAKE A MOMENT NOW TO SIGN AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. For more information, please call 1-800-451-2010. If you prefer, you can fax the proxy card to _____________, Attn.:
________, at (800) ________ or vote by telephone by calling (800)
_______ using the xx-digit control number located on your proxy card. The Fund may also solicit proxies from shareholders by letter, telephone and/or telegraph. Voting by fax or telephone will reduce the time and costs associated with the proxy solicitation. When the Fund records proxies by telephone, it will use procedures designed to (i) authenticate shareholders' identities, (ii) allow shareholders to authorize the voting of their shares in accordance with their instructions and
(iii) confirm that their instructions have been properly recorded. Whichever voting method you choose, please read the full text of the accompanying proxy statement/prospectus before you vote.
Respectfully,
/s/ Heath B. McLendon
Heath B. McLendon
Chairman of the Board, President and Chief Executive Officer Concert Investment Series(r)
WE URGE YOU TO SIGN AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE TO ENSURE A QUORUM AT THE MEETING. YOUR
VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN.


CONCERT INVESTMENT SERIES(r)
Mid Cap Fund
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
Please take notice that a Special Meeting of Shareholders
(the "Special Meeting") of Concert Investment Series(r) ("Investment Series"), on behalf of its series, the Mid Cap Fund (the "Fund"), will be held at the offices of SSB Citi Fund Management LLC,
7 World Trade Center, New York, New York 10048, on September 25, 2000, at 9:45 a.m., Eastern time, for the following purposes:
PROPOSAL 1:	To approve an Agreement and Plan of
Reorganization for the Fund;
PROPOSAL 2: 	To transact such other business as may
properly come before the meeting or any
adjournment(s) thereof.
The appointed proxies will vote in their discretion on any
other business as may properly come before the Special Meeting or any adjournments thereof.
Holders of record of shares of the Fund at the close of
business on August 11, 2000 are entitled to vote at the Special Meeting and at any adjournments thereof.
If the necessary quorum to transact business or the vote
required to approve a Proposal is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's outstanding shares present in person or by proxy at the Special Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Proposal and will vote against any such adjournment those proxies to be voted against the Proposal.  For more information, please call
1-800-451-2010.
By Order of the Board of
Trustees
	/s/	Christina T. Sydor
		Christina T. Sydor
		Secretary
August 21, 2000
IMPORTANT -- WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY
CARD(S) AND RETURN THE CARD(S) IN THE ENCLOSED ADDRESSED ENVELOPE WHICH REQUIRES NO POSTAGE AND IS INTENDED FOR YOUR CONVENIENCE.
YOUR PROMPT RETURN OF THE ENCLOSED PROXY CARD(S) MAY SAVE THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS TO ENSURE A QUORUM
AT THE SPECIAL MEETING. IF YOU CAN ATTEND THE SPECIAL MEETING AND WISH TO VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL BE ABLE
TO DO SO.


TABLE OF CONTENTS

PROPOSAL:  APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION	4
SYNOPSIS	4
INVESTMENT OBJECTIVE AND POLICIES OF THE ACQUIRING FUND AND THE
FUND	6
INVESTMENT MANAGEMENT FEES AND EXPENSES	8
DISTRIBUTION OF SHARES AND OTHER SERVICES	12
PURCHASE, REDEMPTION AND EXCHANGE INFORMATION	13
DIVIDENDS AND OTHER DISTRIBUTIONS	14
TAX CONSEQUENCES	14
PRINCIPAL INVESTMENTS AND RISK FACTORS	14
THE PROPOSED TRANSACTION	21
REASONS FOR THE PROPOSED TRANSACTION	23
DESCRIPTION OF THE SECURITIES TO BE ISSUED	25
FEDERAL INCOME TAX CONSEQUENCES	27
LIQUIDATION AND TERMINATION OF SERIES	27
PORTFOLIO SECURITIES	28
PORTFOLIO TURNOVER	28
CAPITALIZATION AND PERFORMANCE	28




ADDITIONAL MATERIALS
The following additional materials, which have been
incorporated by reference into the Statement of Additional Information dated August 16, 2000 relating to this Prospectus/Proxy Statement and the Reorganization, will be sent to all shareholders of the Fund requesting a copy of such Statement of Additional Information.
1.	The Statement of Additional Information for the Acquiring
Fund, dated March 29, 2000.
2.	The Statement of Additional Information for the Fund,
dated February 28, 2000.
3.	Annual Report of the Fund for the year ended October 31,
1999 and the Semi-Annual Report of the Fund for the six months ended April 30, 2000.

Merger Q&A
Concert Mid Cap into Smith Barney Mid Cap Blend


The enclosed materials include a combined Prospectus/Proxy
Statement containing information you need to make an informed decision. However, we thought it would also be helpful for you to have, at the start, answers to some of the important questions you might have about the proposed reorganization.

 We hope you find these explanations useful as you review your materials before voting. For more detailed information about the proposed reorganization, please refer to the combined enclosed
Prospectus/Proxy Statement.


What will happen to my shares if the proposed reorganization is approved?
You will become a shareholder of the Smith Barney Mid Cap Blend Fund on or about October 6, 2000 ("Closing Date") and will no longer be a shareholder of the Concert Mid Cap Fund, which will be terminated pursuant to the proposed reorganization. You will receive shares of the Smith Barney Mid Cap Blend Fund with a total net asset value equal to the total net asset value of your investment in the Concert Mid Cap Fund at the time of the transaction.

What is the key reason for this fund reorganization?
The proposed reorganization will create one single larger sized fund and provide shareholders of Concert Mid Cap Fund with a fund that has lower annual expenses. The proposed reorganization is part of a broader initiative by the Funds' manager, SSB Citi Fund Management LLC, to restructure more efficiently its mutual fund product offerings.

As a shareholder of the Smith Barney Mid Cap Blend Fund, you will be able to exchange into the same class of shares of certain Smith Barney mutual funds offered by the funds' distributor, provided that the Smith Barney Fund offers the relevant class of shares.

Do the funds have similar investment objectives?
Yes. The principal investment objective of both Concert Mid Cap Fund and Smith Barney Mid Cap Blend Fund is long-term growth of capital. Lawrence Weissman, the portfolio manager of your Fund, has also been the portfolio manager of the Smith Barney Mid Cap Blend Fund since its inception in 1997.

In both funds, Lawrence seeks to achieve long-term growth of capital by investing primarily in the equity securities of medium-sized companies that are in a position to provide strong growth potential and that have favorable valuations relative to their growth characteristics. Shareholders will continue to participate in a portfolio governed by similar investment objectives and policies that is professionally managed by the same portfolio manager. However, the investment practices and limitations of each Fund (and related risk) are not identical. For additional information regarding the differences between the two funds, please refer to the enclosed proxy statement.

What are the tax consequences of this proposed reorganization?
Subject to shareholder approval, the proposed fund reorganization will not be a taxable event. Shareholders will not realize any capital gain or loss as a direct result of the proposed reorganization.

Will I enjoy the same privileges as a shareholder of the Smith
Barney Mid Cap Blend Fund that I currently have as a shareholder of the Concert Mid Cap Fund?
Yes. You will continue to enjoy many of the same shareholder privileges such as systematic investment, automatic cash withdrawal and dividend reinvestment as well as access to professional service representatives.

How does the Board of Trustees recommend I vote?
The Trustees recommend that you vote FOR the reorganization. Although no guarantees can be given, the Trustees believe the reorganization is in the best interest of the Concert Mid Cap Fund and its shareholders, and that the interests of the shareholders would not be diluted as a result of the reorganization.


Why is my vote important?

Shareholders have a responsibility to vote on important matters affecting their fund investments. No matter how many shares you own, your vote --- and its timeliness-are also important. Please complete and sign the enclosed proxy card today!

Please note if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. By voting promptly, you will help us to avoid the expense of having to re-solicit your proxy and help to keep fund expenses down. Thank you in advance for your vote.





SUBJECT TO COMPLETION, DATED JULY 17, 2000
PROXY STATEMENT/PROSPECTUS
August 16, 2000
RELATING TO THE ACQUISITION BY MID CAP
BLEND FUND (THE "ACQUIRING FUND"), A SERIES OF
SMITH BARNEY INVESTMENT TRUST ("INVESTMENT TRUST")
388 Greenwich Street
New York, New York  10013
(800) 451-2010
OF THE ASSETS OF MID CAP FUND (THE "FUND"),
A SERIES OF CONCERT INVESTMENT SERIES(r) ("INVESTMENT SERIES"). General. This Proxy Statement/Prospectus is furnished to shareholders of the Fund in connection with a proposed reorganization in which all of the assets of the Fund would be acquired by the Acquiring Fund, in exchange solely for voting shares of the corresponding class of shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all of the stated liabilities of the Fund (collectively, the "Reorganization"). Shares of the Acquiring
Fund thereby received would then be distributed to the
shareholders of the Fund in complete liquidation of the Fund, and the Fund would be terminated as a series of Investment Series. As a result of the Reorganization, each shareholder of the Fund would receive that number of full and fractional shares of the corresponding class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Fund held as of the close of business on the Closing Date (as defined herein) of the Reorganization. Shareholders of the Fund are being asked to vote on an Agreement and Plan of Reorganization pursuant to which such transactions, as described more fully below, would be consummated.
This Proxy Statement/Prospectus, which should be retained
for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. For a more detailed discussion of the investment objectives, policies, restrictions and risks of the Acquiring
Fund, see the prospectus for the Acquiring Fund, dated March 29, 2000, as supplemented from time to time, which is included herewith and incorporated herein by reference. This Proxy Statement/Prospectus is also accompanied by the Acquiring Fund's annual report to shareholders for the year ended November 30,
1999, which is
included herewith and incorporated herein by reference.  For a more detailed discussion of the investment objectives, policies, restrictions and risks of the Fund, see the prospectus for the Fund, dated February 28, 2000, the annual report to shareholders for the year ended October 31, 1999 and the semi-annual report to shareholders for the six months ended April 30, 2000, each of which is incorporated herein by reference and a copy of which may be obtained without charge by writing to Smith Barney Mutual
Funds, 388 Greenwich Street, New York, New York 10013, or by calling toll-free (800) 451-2010. A Statement of Additional Information of the Fund and the Acquiring Fund dated August 16, 2000 containing additional information about the Reorganization and the parties thereto has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference into this Proxy Statement/Prospectus. A copy of the Statement of Additional Information is available upon request and without charge by writing to or calling Smith Barney Mutual Funds at the address or phone number listed above. Shareholder inquiries regarding the Fund or the Acquiring Fund may also be made by calling the phone number listed above. The information contained herein concerning the Fund has been provided by, and is included herein in reliance upon, Investment Series on behalf of the Fund. The information contained herein concerning the Acquiring Fund has been provided by, and is included herein in reliance upon, Investment Trust on behalf of the Acquiring Fund. The Acquiring Fund is a diversified series of Investment
Trust, an open-end management investment company organized as a Massachusetts business trust. The Fund is a diversified series of Investment Series, an open-end management investment company also organized as a Massachusetts business trust. The principal investment objective of both the Acquiring Fund and the Fund is long-term growth of capital. Each Fund seeks to achieve its objective by investing in equity securities of medium sized companies (i.e., those whose market capitalization is within the market capitalization range of companies in the Standard and Poor's ("S&P") MidCap Index at the time of investment). Each Fund will, under normal circumstances, invest at least 65% of its assets in the equity securities of medium-sized companies, and may also invest up to 35% of its assets in the equity securities of large and small capitalization companies. Each Fund deems equity securities to include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights relating to equity securities.
_______________________
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

_______________________
In the description of the Proposal below, the word "fund" is sometimes used to mean investment companies or series thereof in general, and not the Fund. In addition, in this Proxy Statement/Prospectus, for simplicity, actions are described as being taken by either the Fund or the Acquiring Fund (each, a "Fund," and collectively, the "Funds"), although all actions are actually taken by Investment Series on behalf of the Fund or by Investment Trust on behalf of the Acquiring Fund, respectively. This Proxy Statement/Prospectus, the Notice of Special
Meeting and the proxy card(s) are first being mailed to shareholders on or about August 21, 2000 or as soon as practicable thereafter. Any shareholder of the Fund giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of Investment Series at the address shown at the beginning of this Proxy Statement/Prospectus) or in person at the Special Meeting by executing a superseding proxy or by submitting a notice of revocation to the Fund. All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy or, if no specification is made, in favor of the Proposals referred to in the Proxy Statement.

In cases where certain shareholders have purchased their shares through service agents, these service agents are the shareholders of record of the Fund. At the special meeting, a service agent may, as permitted by applicable laws and regulations, vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which that service agent is the holder of record.

The presence at any shareholders' meeting, in person or by
proxy, of the holders of shares of the Fund holding 20% of
the outstanding shares of the Fund entitled to vote shall be necessary and sufficient to constitute a quorum for the transaction of business. If the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies with respect to the Proposal that did not receive the vote necessary for its passage or to obtain a quorum. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's outstanding shares present in person or by proxy at the Special Meeting.  The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal.  For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.
The Proposal requires the affirmative vote of the holders of not less than a majority of the Fund's outstanding shares of beneficial interest entitled to vote thereon. Abstentions and broker non-votes will have the effect of a "no" vote on the
Proposal.
Holders of record of the shares of the Fund at the close of
business on August 11, 2000 (the "Record Date"), as to any matter on which they are entitled to vote, will be entitled to one vote per share on all business of the Special Meeting. As of August 11, 2000, there were ___________ shares of the Fund outstanding.
To the best of the Acquiring Fund's knowledge, as of August
11, 2000, [no person owned beneficially more than 5% of any class of the Acquiring Fund's outstanding shares]. To the best of the Fund's knowledge, as of August 11, 2000, [no person owned beneficially more than 5% of any class of the Fund's outstanding shares].
As of August 11, 2000, [less than 1% of the outstanding
shares of each of the Fund and the Acquiring Fund were owned directly or beneficially by the Trustees of Investment Series or Investment Trust, respectively.]
Each of the Fund and the Acquiring Fund provides periodic
reports to all of its shareholders which highlight relevant information, including investment results and a review of portfolio changes. You may receive an additional copy of the most recent annual report for each of the Fund and the Acquiring Fund and a copy of any more recent semi-annual report, without charge, by calling 800-451-2010 or writing to the Fund or the Acquiring
Fund at the address shown at the beginning of this Proxy
Statement/Prospectus.
PROPOSAL:  APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION
The Board of Trustees of Investment Series on behalf of the
Fund and Investment Trust on behalf of the Acquiring Fund,
including all of the Trustees who are not "interested persons" of such Funds (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Non-Interested Trustees" or "Non-Interested Board Members"), approved on July 17, 2000, and July
12, 2000, respectively, an Agreement and Plan of Reorganization
(the "Plan"). Subject to its approval by the shareholders of the Fund, the Plan provides for (a) the transfer of all of the assets and all of the stated liabilities of the
Fund to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund and assumption of the Fund's liabilities; (b) the distribution of such Acquiring Fund shares to the shareholders of the Fund in complete liquidation of the Fund and the cancellation of the Fund's outstanding shares;
and (c) the termination of the Fund as a series of Investment
Series (collectively, the "Reorganization"). As a result of the Reorganization, each shareholder of the Fund will become a shareholder of the corresponding class of the Acquiring Fund and will hold, immediately after the closing of the Reorganization
(the "Closing"), that number of full and fractional shares of the corresponding class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares held in the Fund as of the close of business on the Closing Date (as defined below).  The Closing is expected to occur on October 6, 2000, or on such later date as the parties may agree in writing (the "Closing Date").
SYNOPSIS
The following is a summary of certain information contained
in this Proxy Statement/Prospectus. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the Prospectus of the Acquiring Fund, the Prospectus of the Fund and the Plan, the form of which is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders of the Fund should read this entire Proxy Statement/Prospectus carefully.
Introduction.  Like your Fund, the Acquiring Fund is managed and administered by SSB Citi Fund Management LLC ("SSB Citi"), an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney")
and has long-term growth of capital as its investment objective. Lawrence Weissman, the portfolio manager of your Fund, is also the portfolio manager of the Acquiring Fund. Moreover, the distributor, custodian and transfer agent of each of the Fund and the Acquiring Fund are identical. Whereas each Fund has retained PFPC Global Financial Services, Inc. as a sub-transfer agent, the Fund has additionally retained PFS Shareholder Services as a sub-transfer agent. Further, where the Fund has retained Ernst &
Young LLP as its independent auditors, the Acquiring Fund has retained KPMG LLP as its independent auditors.
If the Plan is consummated, shareholders of the Fund will
become shareholders of the corresponding class of the Acquiring
Fund. The Reorganization has been proposed as part of a broader initiative by SSB Citi to eliminate duplication and possible confusion in its mutual fund product offerings. Specifically, this Reorganization has been proposed as the Funds have
substantially similar investment objectives and policies and the Acquiring Fund is subject to a lower total annual expense ratio.  Shareholders of the Fund will continue to enjoy many of the same shareholder privileges, such as systematic investment, automatic cash withdrawal and automatic dividend reinvestment, and access to professional service representatives upon becoming shareholders of the Acquiring Fund. Further, shareholders of the Acquiring Fund may exchange into the same class of any Smith Barney Fund (provided that the Smith Barney
Fund offers the relevant class of shares), whereas shareholders of the Fund may only exchange into shares of certain Smith Barney Funds, Concert brand funds or, in certain cases, Citi FundsSM Cash Reserves. Moreover, although many of the services provided by PFS Shareholder Services, Inc. to the
Fund are available to shareholders of the Acquiring Fund, PFS Shareholder Services, Inc. will not provide services to the
Acquiring Fund. Each of the Fund and the Acquiring Fund declares dividends from net investment income and pays distributions of net realized capital gains, if any, annually. See "Dividends and
Other Distributions."  It is a condition of the Reorganization that each Fund receive an opinion of independent legal counsel that the Reorganization will be tax-free. This means that shareholders will not realize any capital gain or loss as a direct result of the Reorganization.
Proposed Transaction.  The aggregate net asset value of each class of voting shares of the Acquiring Fund (the "Shares") issued in exchange for the assets and liabilities of the corresponding class of the Fund will be equal to the net asset value of that class of the Fund as of the Closing Date.  Immediately following the transfer of Shares to the Fund, the Shares received by the
Fund will be distributed pro rata to the shareholders of record of the Fund on the Closing Date and the shares of the Fund will be cancelled.
For the reasons described below under "The Proposed Transaction-Reasons for the Proposed Transaction," the Board of Trustees of Investment Series on behalf of the Fund, including the Non-Interested Trustees, has concluded the following:
-	the Reorganization is in the best interests of the Fund
and its shareholders; and
-	the interests of the existing shareholders of the Fund
will not be diluted as a result of the Reorganization.
Accordingly, the Trustees recommend approval of the Plan.
If the Plan is not approved, the Fund will continue in existence unless other action is taken by the Trustees; such other action may include resubmitting the Plan for shareholder approval and termination and liquidation of the Fund.
Comparison of Investment Objectives and Policies. The principal investment objective of each Fund is long-term growth of capital. Each Fund seeks to achieve its objective by investing primarily (at least 65% of its assets under normal circumstances) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalization is within the market capitalization range of companies in the S&P MidCap Index at the time of investment. Equity securities include exchange traded and over-the-counter common stocks, preferred stocks, debt securities convertible into equity securities and warrants and rights relating to equity securities. Each Fund may also invest up to 35% of its assets in equity securities of companies with market capitalizations smaller or larger than those of medium-sized companies (i.e., companies considered to be small or large capitalization companies). The Fund's investment restrictions are substantially similar to that of the Acquiring Fund, except as described in this Proxy Statement/Prospectus.
Each Fund may invest up to 25% of its assets in foreign securities (including those of issuers in emerging market countries) directly or in the form of depositary receipts representing an interest in those securities. While each Fund intends to be substantially fully invested in equity securities, each Fund may maintain up to 10% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests. Whereas each Fund has adopted a non-fundamental investment policy limiting investments in illiquid and restricted securities to 15% of net assets, the Fund has adopted a more restrictive informal policy limiting such investments to 10% of net assets. While both Funds may use derivative contracts, such as futures and options on securities, securities indices or currencies, options on these futures, forward currency contracts and interest rate or currency swaps (i) to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates; and (ii) as a substitute for buying or selling securities, the Fund may also engage in such activities to enhance return. Each Fund may invest up to 35% of its assets in equity securities of companies with market capitalizations smaller or larger than those of medium-sized companies (i.e., companies considered to be small or large capitalization companies). In connection with the purchase of put and call options on foreign currencies, the Fund may not pay more than 5% of its net assets in premiums for such options. The Acquiring Fund is subject to no such limitation.
Each Fund may invest in real estate investment trusts
("REITS"), convertible securities, when-issued, delayed delivery and forward commitment transactions, debt securities, repurchase agreements and reverse repurchase agreements, and engage in securities lending and borrowing in accordance with any 1940 Act limitations. Both Funds may also engage in short sales against the box. With respect to the Fund, however, no more than 25% of its assets may be held as collateral for such short sales and the Fund may not purchase or deliver new securities to satisfy its short order if such purchase or sale would cause the Fund to derive more than 30% of its gross income from the sale of securities held for less than three months.
Each Fund has identical fundamental investment restrictions with respect to its diversified status; issuing senior securities; underwriting securities; industry concentration; borrowing money; purchasing or selling real estate, real estate mortgages, commodities or commodity contracts; and making loans. Each Fund's fundamental investment restrictions may not be changed without the approval of the applicable Fund's shareholders. Investors should refer to the respective prospectuses and statements of additional information of the Fund and the Acquiring Fund for a fuller description of each Fund's investment policies and restrictions. INVESTMENT OBJECTIVE AND POLICIES
OF THE ACQUIRING FUND AND THE FUND
Principal Investment Strategies. As stated above, each Fund seeks long-term growth of capital and invests primarily in equity securities of medium-sized companies. Each Fund will invest, under normal circumstances, at least 65% of its total assets in equity securities of medium-sized companies, and may also invest up to 35% of its assets in equity securities of companies with market capitalizations smaller or larger than those of medium-sized companies (i.e., companies considered to be small or large capitalization companies). Both Funds deem medium-sized companies to be those whose market capitalization is within the market capitalization range of companies in the S&P MidCap Index at the time of investment. The Funds also deem equity securities to include exchange traded and over-the-counter common stocks, preferred stocks, debt securities convertible into equity securities and warrants and rights relating to equity securities. Each Fund may also invest up to 25% of its assets in securities of foreign issuers both directly and through depositary receipts for those securities.
Selection Process. On behalf of the Funds, SSB Citi focuses on medium capitalization companies that exhibit attractive growth characteristics and, with respect to the Fund, attractive value characteristics. SSB Citi selects individual "growth" stocks for investment in two ways: by identifying those companies which exhibit the most favorable growth prospects and by identifying those companies which have favorable valuations relative to their growth characteristics. This strategy is commonly known as "growth at a reasonable price" and offers investors style diversification within a single mutual fund. In selecting individual companies for investment, SSB Citi considers:
? Growth characteristics, including high historic growth rates and high relative growth compared with companies in the same industry or sector;
? Value characteristics, including low price/earnings ratios and other statistics indicating a security is undervalued;
? Increasing profits and sales;
? Competitive advantages that could be more fully exploited by a company;
? Skilled management committed to long-term growth; and ? Potential for a long-term investment by a Fund.
SSB Citi uses fundamental research to find stocks with strong growth potential and also uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamental characteristics. SSB Citi's quantitative valuations determine whether and when a Fund will purchase or sell the stocks it identifies through fundamental research.
Principal Risks of Investing in the Funds. Investors could lose money on their investment in the Funds, or the Funds may not perform as well as other investments, if:
? U.S. stock markets decline, or perform poorly relative to other types of investments;
? An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which a Fund invests;
? Medium capitalization stocks fall out of favor with investors; or
? SSB Citi's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock proves to be incorrect.
Because the Funds invest primarily in medium capitalization companies, an investment in a Fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies. Medium capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and more erratic businesses, although they generally have more established businesses than small capitalization companies. The prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks.
Who May Want to Invest in the Acquiring Fund.  The Acquiring
Fund may be an appropriate investment if you:
? Are seeking to participate in the long-term growth potential of the U.S. stock market;
? Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large cap companies; or
? Are willing to accept the risks of the stock market.
INVESTMENT MANAGEMENT FEES AND EXPENSES
Investment Series, on behalf of the Fund, and Investment
Trust, on behalf of the Acquiring Fund, each retains SSB Citi pursuant to separate contracts, to manage the daily investment and business affairs of the Fund and the Acquiring Fund, respectively, subject to the policies established by their respective Board of Trustees. The expenses of each Fund are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.
The Acquiring Fund.  SSB Citi, located at 388 Greenwich
Street, New York, New York 10013, serves as the Acquiring Fund's investment adviser. SSB Citi has been in the investment counseling business since 1968 and renders investment management and administration services to a wide variety of individual, institutional and investment company clients having aggregate assets under management as of May 31, 2000 in excess of $218 billion. SSB Citi and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services-asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading-and use diverse channels to make them available to consumer and corporate customers around the world.
Subject to the supervision and direction of Investment
Trust's Board of Trustees, SSB Citi manages the Acquiring Fund's portfolio in accordance with the Acquiring Fund's stated investment objective and policies, makes investment decisions for the Acquiring Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Acquiring Fund.
Under an investment advisory agreement, the Acquiring Fund pays
SSB Citi a fee computed daily and paid monthly at the annual rate of 0.75% of the value of its average daily net assets. The total investment management fee incurred and paid by the Acquiring Fund for the fiscal year ended November 30, 1999 was $3,544,958.
The Acquiring Fund's total expense ratio (total annual operating expenses as a percentage of average net assets) for each class of its shares for the year ended November 30, 1999 is set forth below under "Annual Fund Operating Expenses." SSB Citi projects that if the proposed Reorganization is effected, the expense ratio for each class of the Acquiring Fund will be unchanged for the year ending November 30, 2000. The actual expense ratio for the Acquiring Fund for the year ending
November 30, 2000 may be higher or lower than as set forth below, depending upon the Acquiring Fund's performance, general stock market and economic conditions, sales and redemptions of the Acquiring Fund's shares (including redemptions by former shareholders of the Fund), and other factors.
Lawrence Weissman, investment officer of SSB Citi and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the Acquiring Fund's portfolio since the Acquiring Fund's inception. Mr. Weissman has more than 15 years of securities business experience. Mr. Weissman's management discussion and analysis of the Acquiring Fund's performance during the fiscal year ended November 30, 1999 is included in the Acquiring Fund's Annual Report to Shareholders dated November 30, 1999.
The Fund.  The Fund's investment manager is also SSB Citi.
SSB Citi selects the Fund's investments and oversees its operations. Under an investment advisory agreement, the Fund pays SSB Citi a fee computed daily and paid monthly at the annual rate of 0.75% of the Fund's average daily net assets. SSB Citi may, from time to time, agree to waive its investment advisory fees or any portion thereof or elect to reimburse the Fund for ordinary business expenses in excess of an agreed upon amount. During the Fund's last fiscal year, SSB Citi received a fee equal to 0.11% of the Fund's average daily net assets for its management services.
The total investment management fees paid by the Fund for the fiscal year ended October 31, 1999 were $73,778. Had SSB Citi not waived the management fee and reimbursed certain expenses in order to cap total annual fund expenses, the gross advisory fees for the Fund would have been $137,240 for this period.
Lawrence Weissman (described above) has been responsible for the day-to-day management of the Fund since 1997.
The expenses of the Acquiring Fund and the Fund for the fiscal year ended November 30, 1999 and October 31, 1999, respectively, and pro forma expenses following the proposed restructuring are outlined below:

ANNUAL FUND OPERATING EXPENSES
Mid Cap Blend Fund
Class A
Class B
Class
1*
Shareholder Transaction Expenses



Maximum sales charge imposed on
purchases
(as a percentage of offering price)
5.00%
None
8.50%
Maximum CDSC
(as a percentage of original cost
or redemption proceeds, whichever
is lower)


None**


5.00%


None
Annual Fund Operating Expenses



(as a percentage of average net
assets)



Management fees
0.75%
0.75%
0.75%
12b-1 fees
0.25%
1.00%
0.00%
Other expenses
0.16%
0.15%
0.49%
TOTAL ANNUAL FUND OPERATING EXPENSES
1.16%
1.90%
1.24%

Mid Cap Fund
Class A
Class B
Class 1
Shareholder Transaction Expenses



Maximum sales charge imposed on
purchases
(as a percentage of offering price)
5.00%
None
8.50%
Maximum CDSC
(as a percentage of original cost
or redemption proceeds, whichever
is lower)


None**


5.00%


None
Annual Fund Operating Expenses



(as a percentage of average net
assets)



Management fees
0.75%
0.75%
0.75%
12b-1 fees
0.25%
1.00%
0.00%
Other expenses
1.12%
1.13%
1.13%
TOTAL ANNUAL FUND OPERATING EXPENSES

2.12%

2.88%

1.88%
MANAGEMENT FEE WAIVER***
(0.64)%
(0.64)%
(0.64)%
NET ANNUAL OPERATING EXPENSES
1.48%
2.24%
1.24%


Acquiring Fund (Pro Forma)
Pro
Forma
Class A
Pro
Forma
Class B
Pro
Forma
Class
1*
Shareholder Transaction Expenses



Maximum sales charge imposed on
purchases
(as a percentage of offering price)
5.00%
None
8.50%
Maximum CDSC
(as a percentage of original cost
or redemption proceeds, whichever
is lower)


None**


5.00%


None
Annual Fund Operating Expenses



(as a percentage of average net
assets)



Management fees
0.75%
0.75%
0.75%
12b-1 fees
0.25%
1.00%
0.00%
Other expenses
0.16%
0.15%
0.49%
TOTAL FUND OPERATING EXPENSES
1.16%
1.90%
1.24%
*	Class 1 Shares of the Acquiring Fund had not commenced
operations as of November 30, 1999.  The amounts shown are
amounts estimated to be charged for the fiscal year ending
November 30, 2000.
**	You may buy Class A Shares in amounts of $1 million or more
at net asset value (without an initial sales charge) but if
you redeem those shares within 12 months of their purchase,
you will pay a deferred sales charge of 1.00%.
***	SSB Citi has agreed to waive a portion of its management fee for all classes. The actual management fee is 0.11% and is currently in effect. SSB Citi may discontinue or modify this management fee waiver without the approval of the
Fund's Trustees.
Example.  This Example is intended to help you compare the
cost of investing in each of the Funds. The Example assumes you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes your investment has a 5% return each year and that each Fund's annual operating expenses remain the same.
Although your actual costs maybe higher or lower, based on these assumptions your costs would be:
Mid Cap Blend Fund
1 year
3 years
5 years
10
years*
An Investor would pay the following
expenses on a $10,000 investment,
assuming (1) 5.00% annual return and
(2) redemption at the end of each time
period:




Class A
	$612
	$	850
	$	1,106
	$	1,839
Class B
	$693
	$	897
	$	1,126
	$	2,031
Class 1
	$966
	$	1,210
	$1,473
	$2,222
An investor would pay the following
expenses on the same investment,
assuming the same annual return and no
redemption:




Class A
	$	612
	$	850
	$	1,106
	$	1,839
Class B
	$	193
	$	597
	$	1,026
	$	2,031
Class 1
	$966
	$	1,210
	$1,473
	$2,222

Mid Cap Fund
1 year
3 years
5 years
10
years*
An Investor would pay the following
expenses on a $10,000 investment,
assuming (1) 5.00% annual return and
(2) redemption at the end of each time
period:




Class A
	$	704
	$	1,131
	$	1,582
	$	2,829
Class B
	$	791
	$	1,192
	$	1,618
	$	3,025
Class 1
	$	1,025
	$	1,391
	$	1,780
	$	2,864
An investor would pay the following
expenses on the same investment,
assuming the same annual return and no
redemption:




Class A
	$	704
	$	1,131
	$	1,582
	$	2,763
Class B
	$	291
	$	892
	$	1,518
	$	3,204
Class 1
	$	1,025
	$	1,391
	$	1,780
	$	2,864


 Mid Cap Blend Fund (Pro Forma)
Pro
Forma
1 year
Pro
Forma
3 years
Pro
Forma
5 years
Pro
Forma
10
years*
An Investor would pay the following
expenses on a $10,000 investment,
assuming (1) 5.00% annual return and
(2) redemption at the end of each time
period:




Class A
	$612
	$	850
	$	1,106
	$	1,839
Class B
	$	693
	$	897
	$	1,126
	$	2,031
Class 1
	$966
	$	1,210
	$1,473
	$	2,222
An investor would pay the following
expenses on the same investment,
assuming the same annual return and no
redemption:




Class A
	$	612
	$	850
	$	1,106
	$	1,839
Class B
	$	193
	$	597
	$	1,026
	$	2,031
Class 1
	$966
	$	1,210
	$1,473
	$	2,222
*	Ten-year figures assume conversion of Class B shares to
Class A shares at the end of the eighth year following the
date of purchase.
The above examples assume reinvestment of all dividends and distributions. The examples should not be considered representations of past or future expenses.  Actual Fund expenses can vary from year to year and may be higher or lower than those shown. Please refer to each Fund's prospectus and statement of additional information for a more detailed discussion of the fees and expenses applicable to each class of shares of a Fund. DISTRIBUTION OF SHARES AND OTHER SERVICES
As of June 5, 2000, Salomon Smith Barney distributes shares
of each Fund as principal underwriter (PFS Distributors, Inc. also serves as a principal underwriter in the case of the Fund) and, as such, conducts a continuous offering pursuant to a "best efforts" arrangement requiring Salomon Smith Barney and PFS Distributors,
Inc., as applicable, to take and pay for only such securities as may be sold to the public.  Prior to that time, CFBDS, Inc., located at 21 Milk Street, Boston, Massachusetts 02109-5408, acted as distributor of each Fund's shares. With respect to the Fund, Salomon Smith Barney has entered into a selling agreement with PFS Distributors, Inc. (on behalf of PFS Investments, Inc.) and with one or more other service agents giving the service agents the rights to sell shares of the Fund.  Each Fund has adopted a plan of distribution under Rule 12b-1 under the 1940 Act (a "Plan").
With respect to the Acquiring Fund, Salomon Smith Barney is
paid a service fee for Class A and Class B shares at the annual rate of 0.25% of the average daily net assets of the respective
Class under the Plan. Salomon Smith Barney is also paid a distribution fee with respect to Class B shares of the Acquiring
Fund at the annual rate of 0.75% of the average daily net assets attributable to that Class. The fees are used by Salomon Smith
Barney to pay its financial consultants for servicing shareholder accounts and, in the case of Class B shares, to cover expenses primarily intended to result in the sale of those shares.
With respect to Class A shares of the Fund, the Fund pays
PFS Distributors, Inc. and Salomon Smith Barney, as administrative agents for "PFS Accounts" (i.e., accounts held by PFS Shareholder Services, Inc.) and other accounts, respectively (the
"Administrative Agents") 0.25% per annum of its average daily net assets attributable to such class of shares as a service fee. The service fee is intended to cover shareholder and account maintenance services provided to Class A shareholders of the Fund by financial professionals.  Class B shares of the Fund are
subject to a combined annual distribution fee and service fee at the rate of 1.00% of the Fund's aggregate average daily net assets attributable to such class of shares, which fees are paid to the Administrative Agents. Payments are made by the Fund under the
Class B Plan of 0.25% per annum, and distribution fee payments of 0.75% per annum, of the aggregate average daily net assets attributable to Class B shares. The distribution fee payments are used as compensation for sales and promotional activities and marketing of the Class B shares of the Fund. These expenditures may consist of sales commissions to financial professionals for selling Class B shares, compensation, sales incentives and payments to sales and marketing personnel, and the payment of expenses incurred in its sales and promotional activities,
including advertising expenditures related to the Class B shares of the Fund and the costs of preparing and distributing
promotional materials with respect to the Class B shares.
Class 1 shares of the Funds are not subject to any
distribution fees. Class B shares of each Fund that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee.
Payments under the above Plans are not tied exclusively to
the distribution and shareholder service expenses actually
incurred by Salomon Smith Barney or PFS Distributors, Inc. and the payments may exceed distribution expenses actually incurred by the Funds. Please refer to each Fund's prospectus and statement of additional information for a more detailed discussion of the distribution and shareholder servicing arrangements applicable to each class of shares of the Funds.
PURCHASE, REDEMPTION AND EXCHANGE INFORMATION
The purchase, redemption and exchange procedures and
privileges with respect to the Fund are substantially similar to those of the Acquiring Fund. However, whereas shareholders of the Fund may only exchange into shares of certain Smith Barney Funds, Concert brand funds Or, in certain cases, Citi FundsSM Cash Reserves, shareholders of the Acquiring Fund may exchange into the same class of any Smith Barney Fund
(provided that the Smith Barney Fund offers the relevant class of shares). Moreover, although many of the services provided by PFS Shareholder Services, Inc. to the Fund are available to shareholders of the Acquiring Fund, PFS Shareholder Services, Inc. will not provide services to the Acquiring Fund. Please refer to each Fund's prospectus and statement of additional information for a more detailed discussion of the purchase, redemption and
exchange procedures and privileges applicable to each class of a
Fund.
DIVIDENDS AND OTHER DISTRIBUTIONS
Each Fund declares dividends from net investment income and
pays distributions of net realized capital gains, if any,
annually.  Each Fund intends to distribute any net realized
capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made if necessary.
Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year in which it is declared. Dividends and distributions of each Fund will be invested in additional shares of the applicable Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash.
If the Plan is approved by the Fund's shareholders, then as
soon as practicable before the Closing Date, the Fund will pay or have paid its shareholders a cash distribution of substantially all undistributed 2000 net investment income and undistributed realized net capital gains.
TAX CONSEQUENCES
The Fund and the Acquiring Fund will have received an
opinion of Willkie Farr & Gallagher in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Fund or its shareholders as a direct result of the Reorganization.  See
"The Proposed Transaction -- Federal Income Tax Consequences." PRINCIPAL INVESTMENTS AND RISK FACTORS
General.  As described above, the Fund and the Acquiring
Fund have substantially similar investment objectives and policies and pursue their respective objectives in a similar manner. Accordingly, the Funds engage in investment practices and techniques that are substantially similar. A more complete description of the investment practices and limitations of the Acquiring Fund is contained in the prospectus and statement of additional information of the Acquiring Fund, dated March 29,
2000, as supplemented from time to time, a copy of which is
included herewith, and in the Statement of Additional Information of the Fund and the Acquiring Fund dated August 16, 2000 (relating to the proposed Reorganization) which is incorporated herein by reference. Please refer to each Fund's prospectus and statement of additional information for a more detailed discussion of the specific investment practices and risks of the applicable Fund. Because of their substantially similar investment policies, the Funds are exposed to similar risks. The following summarizes those principal risk factors:
Equity Securities.  Common stocks represent an equity
(ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.
Real Estate Investment Trusts ("REITS").  The value of a
REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT.  REITS are dependent upon cash flow from their investments to repay financing costs and the ability of the REIT's manager.  REITs are also subject to risks generally associated with investments in real estate.  Each Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.
Convertible Securities.  Convertible securities provide
higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality.  Like bonds, the value of convertible securities
fluctuates in relation to changes in interest rates and, in
addition, also fluctuates in relation to the underlying common stock.
Warrants.  Warrants are subject to the same market risks as
stocks, but may be more volatile in price.  A Fund's investments in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.
When-Issued, Delayed-Delivery and Forward Commitment
Transactions.  The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.  When a Fund agrees to purchase when-
issued or delayed-delivery securities, it will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the Fund's books which account will be marked-to-market daily. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Foreign Securities.   Investments in securities of foreign
issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.
Changes in foreign currency exchange rates will, to the extent a
Fund does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S.
investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.
There may be less publicly available information about a
foreign security than about a security issued by a U.S. company, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. In addition, certain foreign investments made by a Fund may be subject to foreign withholding taxes, which would reduce the Fund's total return on such investments and the amounts available for distributions by the
Fund to its shareholders.  Foreign financial markets, while
growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are not invested and no return is earned thereon.  The inability of each Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.  Costs
associated with transactions in foreign securities, including custodial costs and foreign brokerage commissions, are generally higher than with transactions in United States securities. In addition, the Fund will incur costs in connection with conversions between various currencies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United
States.  These risks may be intensified in the case of investments in developing or emerging markets.  In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed
companies than in the United States. Finally, in the event of a default on any such foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.
Currency Risks.  The U.S. dollar value of securities
denominated in a foreign currency will vary with changes in
currency exchange rates, which can be volatile.  Accordingly, changes in the value of the currency in which the Fund's
investments are denominated relative to the U.S. dollar will affect a Fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar.
In addition, emerging markets are subject to the risk of
restrictions upon the free conversion of their currencies into other currencies.  Any devaluations relative to the U.S. dollar in the currencies in which a Fund's securities are quoted would reduce the Fund's net asset value per share.
Securities of Developing/Emerging Markets Countries.
Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.
One or more of the risks discussed above could affect
adversely the economy of a developing market or a Fund's
investments in such a market.  In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments may remain unsettled. There can be no assurance that any investments that a Fund might make in such emerging markets would not be expropriated, nationalized or
otherwise confiscated at some time in the future.  In such an event, a Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.
Many of a Fund's investments in the securities of emerging
markets may be unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities)
are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the
obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.
Small Capitalization Companies.  Small companies (those
companies that have market capitalizations in the lowest 20% of all publicly traded U.S. companies) may (i) be subject to more volatile market movements than securities of larger, more established companies; (ii) have limited product lines, markets or financial resources; and (iii) depend upon a limited or less experienced management group. The securities of small companies may be traded only on the over-the-counter market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. Disposition by a Fund of small company securities in order to meet redemptions may require the Fund to sell these securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable.
Debt Securities.  All debt securities are subject to market
risk and credit risk.  Market risk relates to market-induced changes in a security's value, usually as a result of changes in interest rates. The value of a Fund's investments in debt securities will change as the general levels of interest rates fluctuate. During periods of falling interest rates, the value of a Fund's debt securities will generally rise. Conversely, during periods of rising interest rates, the value of a Fund's debt securities will generally decline. Credit risk relates to the ability of the issuer to make payments of principal and interest. Additional risks include:
Interest Rate Risk.  When interest rates decline, the market value of fixed income securities tends to increase.  Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.
Default Risk/Credit Risk.  Investments in fixed income
securities are subject to the risk that the issuer of the security could default on its obligations, causing the Fund to sustain losses on such investments.  A default could impact both interest and principal payments.
Call Risk and Extension Risk.  Fixed income securities may
be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an
obligation later than scheduled, which would cause cash flows to be returned later than expected.  This typically results when interest rates have increased, and a Fund will suffer from the inability to invest in higher yield securities.
Below Investment Grade Fixed-Income Securities.  Securities
rated in the fourth highest ratings category, such as those rated
BBB by S&P or Baa by Moody's Investors Services, Inc. ("Moody's"),
are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative
characteristics.  Securities rated below the fourth highest
ratings category, including those rated below Baa by Moody's or
BBB by S&P, are not "investment grade," and may have more
speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market. Because high yield bonds have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force a Fund, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return.
Money Market Instruments.  Each Fund may invest for
temporary defensive purposes in short-term instruments including corporate and government bonds and notes and money market instruments.  If a Fund takes a temporary defensive
position, it may be unable to achieve its investment goal.
U.S. Government Securities.  Each Fund may invest in U.S.
Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises.
U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. The Acquiring Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at
maturity and its cost.  The market values of zero coupon
securities generally are more volatile than the market prices of securities that pay interest periodically.
Repurchase Agreements.  Each Fund may agree to purchase
securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the
purchased securities ("repurchase agreements").  A Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities.  If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the
repurchase price plus accrued interest.  Default by or bankruptcy of a seller would expose the Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.
Reverse Repurchase Agreements.  Each Fund may enter into
reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements.  Reverse repurchase
agreements involve the sale of securities held by a Fund pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest.  At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.  Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by their respective Boards. A Fund will not lend portfolio securities to affiliates of SSB Citi unless they have applied for and received specific authority to do so from the Securities and Exchange Commission ("SEC"). Loans of portfolio securities will be collateralized by cash, letters of credit or
U.S. Government Securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities.  Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."  Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan.
Illiquid Securities.  Each Fund has adopted a fundamental
policy allowing it to invest up to an aggregate amount equal to
15% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.  The
Fund, however, currently operates under an informal restriction limiting such investments to 10% of net assets. This investment practice could have the effect of increasing the level of illiquidity in each Fund to the extent that qualified
institutional buyers become for a time uninterested in purchasing these restricted securities. These difficulties and delays could result in a Fund's inability to realize a favorable price upon disposition of restricted securities, and in some cases might make the disposition of such securities at the time desired by the Fund impossible. Since market quotations are not readily available for restricted securities, such securities will be valued by a method that the Trustees believe accurately reflects fair value.
Derivative Instruments.  Transactions in derivative
instruments can be, but are not necessarily, riskier than
investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another.  Every investment by a Fund,
including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the portfolio manager's expectations will be wrong. Transactions in derivative instruments often enable a Fund to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the Fund. The following are the principal risks associated with derivative instruments:
Market risk:  The instrument will decline in value or that
an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional
securities.
Leverage and associated price volatility:  Leverage causes
increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the
expected range for that type of fund.
Credit risk:  The issuer of the instrument may default on
its obligation to pay interest and principal.
Liquidity and valuation risk:  Many derivative instruments
are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the Funds are not readily marketable and are subject to a Fund's restrictions on illiquid investments.
Correlation risk:  There may be imperfect correlation
between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.
Each derivative instrument purchased for a Fund's portfolio is reviewed and analyzed by the Fund's portfolio manager to assess the risk and reward of each such instrument in relation to the
Fund's portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the Fund and its shareholders.
Special Risks of Using Futures Contracts.  The prices of
futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.
At best, the correlation between changes in prices of
futures contracts and of the securities or currencies being hedged can be only approximate.  The degree of imperfection of
correlation depends upon circumstances such as: variations in speculative market demand for futures and for debt securities or currencies, including technical influences in futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.
Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the
investor. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.
Where a Fund enters into futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other Fund assets.
Most U.S. futures exchanges limit the amount of fluctuation
permitted in futures contract prices during a single trading day.
The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of
unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to
substantial losses.
Portfolio Turnover.  Each Fund may purchase or sell
securities without regard to the length of time the security has been held and thus may experience a high rate of portfolio
turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year.  The rate of portfolio turnover is not a limiting factor when SSB Citi deems it desirable to purchase or sell securities or to engage in options transactions.  High portfolio turnover
involves correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by a Fund and may increase the recognition of short-term, rather than long-term, capital gains if securities are held for one year or less and may be subject to applicable income taxes.
THE PROPOSED TRANSACTION
Description of the Plan.  As stated above, the Plan provides for the transfer of all of the assets of the
Fund to the Acquiring Fund in exchange for that number of full and fractional shares of the corresponding class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares held in the Fund as of the close of business on the business day preceding the date of the Closing. The Acquiring Fund will assume all of the stated liabilities of the Fund. In connection with the Closing, the Fund will distribute the shares of the corresponding class of shares of beneficial interest of the Acquiring Fund received in the exchange to the shareholders of the Fund in complete liquidation of the
Fund.  The Fund will be terminated as a series of Investment
Series.
Upon completion of the Reorganization, each shareholder of
the Fund will own that number of full and fractional shares of the corresponding class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares held in the Fund immediately as of the close of business on the Closing Date. Each Fund shareholder's account with the Acquiring Fund will be substantially similar in all material respects to the accounts currently maintained by the
Fund's sub-transfer agent for such shareholder. Some of the outstanding shares of beneficial interest of the Fund are represented by physical certificates; however, in the interest of economy and convenience, shares of the Fund generally are not represented by physical certificates, and shares of the Acquiring
Fund issued to Fund shareholders similarly will be in
uncertificated form. Certificates representing shares of the Fund will be cancelled after the Closing.
Until the Closing, shareholders of the Fund will, of course, continue to be able to redeem their shares at the net asset value next determined after receipt by the Fund's sub-transfer agent of a redemption request in proper form.  Redemption requests received by the sub-transfer agent thereafter will be treated as requests received for the redemption of shares of the Acquiring Fund received by the shareholder in connection with the Reorganization.
The obligations of Investment Series, on behalf of the Fund, and Investment Trust, on behalf of the Acquiring Fund, under the
Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. The Fund and the Acquiring Fund are in the process of making the necessary filings. To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the Closing by action of the Trustees of either Investment Series or Investment Trust, notwithstanding the approval of the Plan by the shareholders of the Fund.  However, no amendment may be made that materially adversely affects the interests of the
shareholders of the Fund without obtaining the approval of the
Fund's shareholders.  The Fund and the Acquiring Fund may at any time waive compliance with certain of the covenants and conditions contained in the Plan.
The Plan provides that the obligations of Investment Series
and Investment Trust are not personally binding upon any of their Trustees, shareholders, nominees, officers, agents, or employees, but binds only the property of the Fund and the Acquiring Fund as provided in the Declaration of Trust of Investment Series and Investment Trust. Moreover, no series of Investment Series or Investment Trust is responsible for the obligations of Investment Series or Investment Trust under the Plan, and all persons must look only to the assets of the Fund and the Acquiring Fund to satisfy the obligations of Investment Series and Investment Trust under the Plan. The execution and delivery of the Plan have been authorized by the board of Trustees of the Investment Series, on behalf of the Fund, and Investment Trust, on behalf of the
Acquiring Fund, and the Plan has been signed by authorized
officers of Investment Series and Investment Trust acting as such, and neither such authorization by such Trustees, nor the execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally. For a complete description of the terms and conditions of the Reorganization, see the Plan at Exhibit A.
SSB Citi will assume and pay all of the expenses that are
solely and directly related to the Reorganization, which expenses are estimated to be approximately $_______. Shareholders have no rights of appraisal.
REASONS FOR THE PROPOSED TRANSACTION
At a telephonic meeting of Investment Series' Board of
Trustees held on July 17, 2000, the Trustees, including all of the Non-Interested Trustees, were presented with materials discussing the benefits which would accrue to the shareholders of the Fund if the Fund were to reorganize with and into the Acquiring Fund.  For the reasons discussed below, the Board of Trustees of Investment Series, including all of the Non-Interested Trustees, has determined that the proposed Reorganization is in the best
interests of the Fund and its shareholders and that the interests of the shareholders of the Fund will not be diluted as a result of the proposed Reorganization.
The proposed combination of the Fund and the Acquiring Fund
will allow the shareholders of the Fund to continue to participate in a portfolio governed by similar investment objectives and policies that is professionally managed by the same portfolio manager. The Board of Trustees of Investment Series believes that shareholders of the Fund will benefit from the proposed
Reorganization because the Acquiring Fund offers the following benefits:
Enhanced Flexibility with Respect to Portfolio Investments.
As stated previously the Reorganization is being proposed as part of a broader initiative by SSB Citi to eliminate duplication and possible confusion in its mutual fund product offerings. Having determined that the offering of multiple funds with substantially similar objectives and identical portfolio managers is both repetitious and confusing, SSB Citi believes that the combination of the Funds which have substantially similar investment
objectives and policies into a single larger fund may increase economic and other efficiencies for investors and SSB Citi, and may ultimately result in a lower total annual expense ratio for investors. SSB Citi also believes that a larger asset base could provide portfolio management benefits such as greater diversification and the ability to command more attention from brokers and underwriters. In light of the foregoing, it is anticipated that the Acquiring Fund may achieve a higher level of income over a year's time than the Fund. As discussed in detail herein, the total operating expenses of the Acquiring Fund are also currently (and are projected to be following the Closing of the Reorganization) lower than the corresponding expenses incurred by the Fund.
While past performance is not necessarily indicative of
future results, the Acquiring Fund has outperformed the S&P Mid
Cap Index since inception (September 1, 1998) and for the one year period ended December 31, 1999. Because the Fund commenced operations on March 15, 1999, however, it does not yet have a sufficient operating history to generate performance
history that can be compared against the Acquiring Fund.
Morningstar assigns a rating of 1 to 5 stars to a fund based on its performance in comparison with a peer group.  The top 10% of funds receive 5 stars.
Lower Fees and Expenses.  If the proposed transaction is
approved, shareholders of the Fund may benefit from lower total fund expenses. See "Investment Management Fees and Expenses" and "Annual Fund Operating Expenses".
As set forth above, as of their most recent fiscal year end, each class of shares of the Fund has higher gross and net
operating expenses than the corresponding class of the Acquiring
Fund. As a result of the Reorganization, absent waivers and reimbusrements, shareholders of the Fund will be investing in the corresponding class of the Acquiring Fund with expenses that are currently significantly lower than those of the relevant class of the Fund.  If the
Reorganization is consummated, the Acquiring Fund's net expense ratio for each class of its shares is estimated to remain
unchanged for the year ending November 30, 2000. Going forward, shareholders should benefit from economies of scale through lower expense ratios and higher net income distributions over time since some of the fixed expenses currently paid by the Acquiring Fund, such as accounting, legal and printing costs, would also be spread over a larger asset base.
Due to a combination of factors, including the relatively
small size of the Fund, past and prospective sales of the Fund and current market conditions, the Trustees and management of
Investment Series believe the Fund and its shareholders would benefit from a tax-free reorganization with a larger fund with substantially similar investment objectives and policies and with a lower total annual expense ratio.  Accordingly, it is
recommended that the shareholders of the Fund approve the Reorganization with the Acquiring Fund.
The Board of Trustees of Investment Series, in recommending
the proposed transaction, considered a number of factors,
including the following:
(1) the Reorganization will result in a single larger
fund, which, may increase economic and other
efficiencies (e.g., eliminating one of the two sets of
prospectuses, annual reports and other documents
required for two Funds), and may result in a lower
expense ratio;
(2) a larger asset base could provide portfolio management
benefits, such as greater diversification and the
ability to command more attention from brokers and
underwriters;
(3) the positive compatibility of the Acquiring Fund's
investment objectives, policies and restrictions with
those of the Fund;
(4) the tax-free nature of the Reorganization;
(5) the potential opportunity for higher income levels and
higher annual return;
(6) the lower total annual expense ratio of the Acquiring
Fund;
(7) the terms and conditions of the Reorganization and
that it should not result in a dilution of Fund
shareholder interests; and
(8) the level of costs and expenses to the Fund of the
proposed Reorganization.
DESCRIPTION OF THE SECURITIES TO BE ISSUED
General.  The Fund is a diversified series of Investment
Series, a business trust organized under the laws of The
Commonwealth of Massachusetts on January 29, 1987, and is
registered with the SEC as an open-end management investment company. The Acquiring Fund is a diversified series of Investment Trust, a business trust organized under the laws of The
Commonwealth of Massachusetts on October 17, 1991, and is
registered with the SEC as a diversified, open-end management investment company. The Fund currently offers shares of beneficial interest classified into three Classes:  A, B and 1.
The Acquiring Fund currently offers shares of beneficial interest classified into four Classes: A, B, L and Y and will offer Class
1 shares upon the closing of the Reorganization.  Each Class of shares represents an identical pro rata interest in the relevant Fund's investment portfolio. As a result, the Classes of each
Fund have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the amount of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the
Class B Shares.
Each share of each class of a Fund represents an interest in that class of the Fund that is equal to and proportionate with each other share of that class of the Fund.  Shareholders are entitled to one vote per share (and a proportionate fractional vote per each fractional share) held on matters on which they are entitled to vote.
Voting Rights.  Neither Fund is required to hold shareholder meetings annually, although shareholder meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management
contract. In the event that shareholders of a Fund wish to communicate with other shareholders concerning the removal of any Trustee, such shareholders shall be assisted in communicating with other shareholders for the purpose of obtaining signatures to request a meeting of shareholders, all in the manner provided in
Section 16(c) of the 1940 Act as if Section 16(c) were applicable. Board. The By-Laws of Investment Series provide that the term of office of each Trustee shall be from the time of his or her election and qualification until the next annual meeting of shareholders and until his or her successor shall have been elected and shall have qualified.  Any Trustee may be removed by the vote of at least a majority of the outstanding shares then entitled to be cast for the election of Trustees. The Declaration of Trust of Investment Trust provides that the term of office of each Trustee is unlimited in duration unless the Trustees
themselves adopt a limited term. A person serving as Trustee will continue as Trustee until the person resigns, dies or is removed from office.  Any Trustee may be removed with or without cause at any time by the vote of either two-thirds of the number of
Trustees prior to such removal, or by a vote of not less than two-thirds of the outstanding shares then entitled to be cast for the election of Trustees. Vacancies on the Boards of both Funds may be filled by the Trustees remaining in office. A meeting of shareholders will be required for the purpose of electing additional Trustees whenever fewer than a majority of the Trustees then in office were elected by shareholders and to fill vacancies if less than two-thirds of the Trustees then holding office have been elected by the shareholders.
Liquidation or Termination.  In the event of the liquidation or termination of a Fund, the shareholders are entitled to
receive, when and as declared by the Trustees, the excess of the assets over the liabilities belonging to the relevant Fund. In either case, the assets so distributed to shareholders will be distributed among the shareholders in proportion to the number of shares of the class held by them and recorded on the books of the relevant Fund. The net asset value of the classes of shares would differ due to differences in expense ratios.
Liability of Trustees.  The Declaration of Trust of
Investment Series provides that the Trustees and officers shall not be liable for monetary damages for breach of fiduciary duty as a Trustee or officer, except to the extent such exemption is not permitted by law. This instrument also provides that the Fund shall indemnify each Trustee and officer and make advances for the payment of expenses relating to the matter for which indemnification is sought, each to the fullest extent permitted by Massachusetts law and other applicable law. The Declaration of
Trust of Investment Trust provides that a Trustee or officer of Investment Trust will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. This instrument also provides that each Trustee and officer will be indemnified for the expenses of litigation against them unless it is determined that his or her conduct constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.
Rights of Inspection.  The Declaration of Trust of
Investment Series permits any shareholder of a Fund or his agent to inspect and copy during normal business hours the By-Laws, minutes of the proceedings of shareholders and annual financial statements of the Fund (including a balance sheet and financial statements of operations) on file, at its principal offices. The Declaration of Trust of Investment Trust provides that records of Investment Trust shall be open to inspection by the Trust's shareholders to the same extent as is permitted stockholders of a Massachusetts business corporation under the Massachusetts
Business Corporation Law.
Shareholder Liability.  Under Massachusetts law,
shareholders of a Massachusetts business trust could, under
certain circumstances, be held personally liable for obligations of a fund. The Declarations of Trust of Investment Trust and Investment Series, however, disclaim shareholder liability for acts or obligations of the Funds and require that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by that Fund or its Trustees. Moreover, the Declarations of Trust provide for indemnification out of the Funds' property for all losses and expenses of any shareholder held personally liable for the obligations of the Funds.  Thus, the risk of a shareholder of Fund incurring financial loss on account of shareholder liability is considered by SSB Citi remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.
Shares of the Acquiring Fund issued to the shareholders of
the Fund pursuant to the Reorganization will be fully paid and nonassessable when issued, transferable without restrictions and will have no preemptive rights.
The foregoing is only a summary of certain characteristics
of the operations of Investment Trust and Investment Series. The foregoing is not a complete description of the documents cited. Shareholders should refer to the provisions of trust documents and state laws governing each Fund for a more thorough description. FEDERAL INCOME TAX CONSEQUENCES
The Reorganization is conditioned upon the receipt by
Investment Series, on behalf of the Fund, and Investment Trust, on behalf of the Acquiring Fund, of an opinion from Willkie Farr & Gallagher, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Fund in exchange solely for Shares and the assumption by the Acquiring Fund of all of the liabilities of the Fund, followed by the distribution of such Shares to Fund shareholders in exchange for their shares of the Fund in complete liquidation of the Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the
Code, and the Acquiring Fund and the Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the
Code; (ii) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring
Fund of liabilities of the Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Fund's shareholders in exchange for their shares of the Fund; (iii) the basis of the assets of the Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Fund immediately prior to the transfer; (iv) the holding period of the assets of the Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange for Shares and the assumption by the Acquiring Fund of all of the liabilities of the Fund; (vi) no gain or loss will be recognized by the shareholders of the Fund upon the receipt of Shares solely in exchange for their shares of the Fund as part of the transaction; (vii) the basis of Shares received by the shareholders of the Fund will be the same as the basis of the shares of the Fund exchanged
therefor; and (viii) the holding period of Shares received by the shareholders of the Fund will include the holding period during which the shares of the Fund exchanged therefor were held,
provided that at the time of the exchange the shares of the Fund were held as capital assets in the hands of the shareholders of the Fund.
While neither Investment Series nor Investment Trust is
aware of any adverse state or local tax consequences of the
proposed Reorganization, they have not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such
matters.
LIQUIDATION AND TERMINATION OF SERIES
If the Reorganization is effected, the Fund will be
liquidated and terminated as a series of Investment Series, and the Fund's outstanding shares will be cancelled.
PORTFOLIO SECURITIES
If the Reorganization is effected, SSB Citi will analyze and evaluate the portfolio securities of the Fund being transferred to the Acquiring Fund.  Consistent with the Acquiring Fund's
investment objective and policies, any restrictions imposed by the Code and the best interests of the Acquiring Fund's shareholders (including former shareholders of the Fund), SSB Citi will determine the extent and duration to which the Fund's portfolio securities will be maintained by the Acquiring Fund. Subject to market conditions at the time of any such rebalancing, the disposition of the Fund's portfolio securities may result in a capital gain or loss.  The actual tax consequences of any
disposition of portfolio securities will vary depending upon the specific security(ies) being sold.
PORTFOLIO TURNOVER
The portfolio turnover rate for the Acquiring Fund (i.e.,
the ratio of the lesser of annual sales or purchases to the
monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less)), for the year ended
November 30, 1999 was 61%.  The portfolio turnover rate for the
Fund for the year ended October 31, 1999 was 47%.
CAPITALIZATION AND PERFORMANCE
Pro Forma Capitalization (Unaudited).  The following table
sets forth the unaudited capitalization of each class of each of the Acquiring Fund and the Fund as of June 30, 2000 as adjusted giving effect to the Reorganization discussed herein:1
1	Assumes the Reorganization had been consummated on June 30,
2000, and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring
Fund that actually will be received on or after such date.


ACQUIRING
FUND
(Actual)
THE
FUND
(Actual)
PRO FORMA
ADJUSTMENTS
PRO FORMA
COMBINED
Class A




Net Assets
	213,113,3
14
		28,378,009


	241,491,32
3
Net Asset Value
Per Share
		22.68
		16.27

		22.68
Shares Outstanding
		9,394,701
		1,744,310
		1,251,235
		10,645,936





Class B




Net Assets
	372,790,0
22
		46,441,097

	419,231,11
8
Net Asset Value
Per Share
		22.38
		16.13

		22.38
Shares Outstanding4

	16,660,18
1
		2,880,010
		2,075,116
		18,735,297





Class L




Net Assets
	267,290,8
11


	267,290,81
1
Net Asset Value
Per Share
		22.38


		22.38
Shares Outstanding

	11,945,45
1


		11,945,451





Class Y




Net Assets
	146,333,2
19


	146,333,21
9
Net Asset Value
Per Share
		22.79


		22.79
Shares Outstanding

6,422,013


		 6,422,013





Class 1




Net Assets

		 2,550,602


2,550,602
Net Asset Value
Per Share
		22.68
		16.32

		22.68
Shares Outstanding

		156,277
		  112,460

112,460





Due to the net asset value of the Acquired Fund being less than 10% of the Acquiring Fund's value, pro forma statements are not required to be and have not been prepared for inclusion in the Statement of Additional Information filed in connection with the Reorganization.
Total return is a measure of the change in value of an investment in a fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the fund rather than paid to the investor in cash. The formula for total return used by a fund is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the fund that would be purchased by a hypothetical $1,000 investment in the fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the redemption value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for a fund.
The following table reflects the average annual total returns of Class A shares of the Acquiring Fund for the 1 year and since inception periods, ending December 31, 1999. Because the Fund commenced operations on March 15, 1999, however, it does not yet have a sufficient operating history to generate the performance information for those periods specified below.

THE ACQUIRING FUND
Average Annual Total Return:1



1 year
23.13%
5 year
N/A
10 year
N/A
Since Inception
48.96%

(9/1/98)
__________________
1	The average annual total returns for other classes of each
Fund's shares would be similar to the returns of the Class A
Shares of the relevant Fund, but would differ to the extent that the other class of shares had a higher or lower total annual expense ratio during the relevant periods. Class 1
Shares of the Acquiring Fund had not been issued as of the date of this Proxy Statement/Prospectus.
ADDITIONAL INFORMATION ABOUT THE FUNDS

As noted above, additional information about Investment
Series with respect to the Fund, and Investment Trust with respect to the Acquiring Fund, and the Reorganization has been filed with the SEC and may be obtained without charge by writing to Smith Barney Mutual Funds, 388 Greenwich Street, New York, New York 10013, or by calling (800) 451-2010.
Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith, files reports, proxy material and other information about the applicable Fund with the Commission.
Such reports, proxy material and other information can be inspected and copied at the Public Reference Room (202-942-8090) maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates or without charge from the Commission at publicinfo@sec.gov. Copies of such material can also be obtained from Smith Barney Mutual Funds, 388 Greenwich Street, New York, New York 10013, or by calling (800) 451-2010.
INTERESTS OF CERTAIN PERSONS

SSB Citi and certain of the Acquiring Fund's service
providers have a financial interest in the Reorganization, arising from the fact that their respective fees under their respective agreements with the Acquiring Fund will increase as the amount of the Acquiring Fund's assets increases; the amount of those assets will increase by virtue of the Reorganization.
THE BOARD MEMBERS OF INVESTMENT SERIES RECOMMEND THAT THE SHAREHOLDERS OF THE FUND VOTE IN FAVOR OF THIS PROPOSAL. ADDITIONAL INFORMATION TC "ADDITIONAL INFORMATION" \f C \l "1" General. The cost of preparing, printing and mailing the enclosed proxy card(s) and Proxy Statement/Prospectus and all other costs incurred in connection with the solicitation of proxies, including any additional solicitation made by letter, telephone or telegraph, will be paid by SSB Citi. In addition to solicitation by mail, certain officers and representatives of Investment Series, officers and employees of SSB Citi and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.
When the Fund records proxies by telephone, it will use
procedures designed to (i) authenticate shareholders' identities,
(ii) allow shareholders to authorize the voting of their shares in accordance with their instructions and (iii) confirm that their instructions have been properly recorded.
To participate in the Special Meeting, the shareholder may
submit the proxy card originally sent with the Proxy Statement/Prospectus or attend in person. Any proxy given by a shareholder is revocable until voted at the Special Meeting. Proposals Of Shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Special Meeting, if any, should send their written proposals to the Secretary of Investment Series, c/o Smith Barney Mutual Funds, 388 Greenwich Street, New York, New York 10013, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.
Other Matters To Come Before The Special Meeting.  No Board
member is aware of any matters that will be presented for action at the Special Meeting other than the matters set forth herein. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of Investment Series and/or the Fund.
PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. By order of the Board of Trustees,
/s/	Christina T. Sydor
Christina T. Sydor
Secretary

INDEX OF EXHIBITS
ANNEX:	5% Shareholders
Exhibit A:	Form of Agreement and Plan of Reorganization


ANNEX

5% SHAREHOLDERS

EXHIBIT A
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____ day of _________, 2000, between Concert Investment Series(r) ("Investment Series"), a Massachusetts business trust with its principal place of business at 388 Greenwich
Street, New York, New York 10013, on behalf of its series, the Mid Cap Fund (the "Acquired Fund"), and Smith Barney Investment Trust ("Investment Trust'), a Massachusetts business trust with its principal place of business at 388 Greenwich Street, New York, New York 10013, on behalf of its series, Mid Cap Blend Fund (the "Acquiring Fund"), and solely for purposes of Section 10.2 hereof, SSB Citi Fund Management LLC ("SSB Citi").
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section
368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of the corresponding class of common stock($.001 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the stated liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
All representations, warranties, agreements or covenants made or undertaken by the Acquired Fund and the Acquiring Fund in this Agreement are actually made or undertaken by Investment
Series on behalf of the Acquired Fund and Investment Trust on behalf of the Acquiring Fund.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING
FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE
ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE
LIQUIDATION OF THE ACQUIRED FUND
1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all of the Acquired Fund's assets as set forth in Section 1.2, and the Acquiring Fund agrees in exchange therefor (i) to deliver to the Acquired Fund that number of full and fractional Acquiring Fund Shares determined by dividing the value of the Acquired Fund's assets, computed in the manner and as of the time and date set forth in Section 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in Section 2.2; and (ii) to assume all of the stated liabilities of the Acquired Fund, as set forth in
Section 1.3. Such transactions shall take place at the closing provided for in Section 3.1 (the "Closing").
1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund (collectively "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the closing (the "Effective Time Statement"), prepared in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet.
1.3. The Acquired Fund will endeavor to discharge all the Acquired Fund's known liabilities and obligations prior to the Closing Date as defined in Section 3.1, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business.
1.4. On or as soon as practicable prior to the Closing Date as defined in Section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing
Date.
1.5. Immediately after the transfer of assets provided for in Section 1.1 (the "Liquidation Time"), Investment Series will distribute to the Acquired Fund's shareholders of record (the "Acquired Fund Shareholders"), determined as of the Valuation Time (as defined herein), on a pro rata basis, the Acquiring Fund
Shares received by the Acquired Fund pursuant to Section 1.1 and the Acquired Fund will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring
Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of each class of the Acquired Fund shares owned by such shareholders as of the Valuation Time (as defined herein). All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with Section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.
1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.
1.7. Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.
1.8. All books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the closing date.
2. VALUATION
2.1. The value of the Assets shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. ("NYSE") on the Closing Date, as defined in Section 3.1 (such time and date also being hereinafter called the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in Investment Trust's Declaration of Trust, as amended, and the Acquiring Fund's then-current prospectus or statement of additional information.
2.2. The net asset value of an Acquiring Fund share shall be the net asset value per share of each class computed as of the Valuation Time using the valuation procedures referred to in
Section 2.1.
2.3. The number of the Acquiring Fund Shares to be issued
(including fractional shares, if any) in exchange for the Assets shall be determined by dividing the value of the Assets with respect to shares of each class of the Acquired Fund determined in accordance with Section 2.1 by the net asset value by class of an Acquiring Fund Share determined in accordance with Section 2.2.
2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants.
3. CLOSING AND CLOSING DATE
3.1. The Closing of the transactions contemplated by this Agreement shall be October 6, 2000, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 4:00 P.M., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of [Willkie Farr & Gallagher] or at such other place and time as the parties may agree.
3.2. Acquired Fund shall deliver to Acquiring Fund on the Closing Date a schedule of assets.
3.3. PNC Bank, National Association, as custodian for the
Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to PNC Bank, National Association, custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by Custodian for Acquired Fund to Custodian for Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date by the Acquired Fund for the account of Acquiring
Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and Custodian for Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.
3.4. Citi Fiduciary Trust Company (the "Transfer Agent"), on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Acquired Fund Shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring
Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.
3.5. In the event that immediately prior to the Valuation
Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or
(b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of either Fund, accurate appraisal of the value of the net assets with respect to the Acquiring Fund Shares or the Acquired Fund Shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4. REPRESENTATIONS AND WARRANTIES
4.1. Investment Series, on behalf of the Acquired Fund, represents and warrants to Investment Trust, on behalf of the Acquiring Fund, as follows:
(a) Investment Series is a business trust duly organized and validly existing under the laws of The
Commonwealth of Massachusetts with power under its Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) Investment Series is registered with the Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (the
"1940 Act"), and such registration is in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934 (the "1934 Act") and the
1940 Act and such as may be required by state securities laws;
(d) Other than with respect to contracts entered into in connection with the portfolio management of the Acquired Fund which shall terminate on or prior to the Closing Date, Investment Series is not, and the execution, delivery and performance of this Agreement by Investment
Series will not result, in violation of Massachusetts law or of its Declaration of Trust, as amended, or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;
(e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(f) The Statements of Assets and Liabilities, including the Investment Portfolio, Operations, and Changes in Net Assets, and the Financial Highlights of the Acquired
Fund at and for the year ended October 31, 1999, has been audited by Ernst & Young LLP, independent certified public accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
(g) Since October 31, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired
Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;
(h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired
Fund required by law to have been filed by such dates
(including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(i) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;
(j) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the Transfer Agent, as provided in Section 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;
(k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to Section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;
(l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trustees of Investment Series, and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of Investment
Series, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;
(m) The information to be furnished by the Acquired
Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National
Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and
(n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933
Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and
(o) The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in
Section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this Section shall not apply to statements in or omissions from the Proxy Statement and the Registration
Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.
4.2. Investment Trust, on behalf of the Acquiring Fund, represents and warrants to Investment Series, on behalf of the Acquired Fund, as follows:
(a) Investment Trust is a voluntary association of the type commonly referred to as a Massachusetts business trust with transferable shares duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under its Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) Investment Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;
(d) Investment Trust is not, and the execution, delivery and performance of this Agreement by Investment
Trust will not result, in violation of Massachusetts law or of its Declaration of Trust, as amended, or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;
(e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(f) The Statements of Assets and Liabilities, including the Investment Portfolio, Operations, and Changes in Net Assets, and the Financial Highlights of the Acquiring
Fund at and for the year ended November 30, 1999 has been audited by KPMG LLP, independent certified public accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
(g) Since November 30, 1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by Investment Funds on behalf of the Acquired Fund.
For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;
(h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring
Fund required by law to have been filed by such dates
(including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;
(j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, recognizing that under Massachusetts law shareholders of the Acquiring Fund could under certain circumstances be held personally liable for its obligations. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;
(k) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable, recognizing that under Massachusetts law shareholders of the Acquiring Fund could under certain circumstances be held personally liable for its obligations;
(l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;
(m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trustees of Investment Trust will constitute a valid and binding obligation of Investment Trust on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;
(n) The information to be furnished by the Acquiring
Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National
Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;
(o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933
Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this Section shall not apply to statements in or omissions from the Proxy Statement and the Registration
Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and
(q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.
5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND
5.1. Investment Trust, on behalf of the Acquiring Fund, and Investment Series, on behalf of the Acquired Fund, each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and
(ii) such changes as are contemplated by the Funds' normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date.
5.2. Upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to the Acquired Fund's books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.
5.3. Investment Series, on behalf of the Acquired Fund, covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than _______, 2000 (or such other date as the Acquired Fund and the Acquiring Fund may agree to in writing).
5.4. Investment Series, on behalf of the Acquired Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.
5.5. Investment Series, on behalf of the Acquired Fund, covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares and will provide the Acquiring Fund with a list of affiliates of the Acquired Fund.
5.6. Subject to the provisions of this Agreement, Investment Trust, on behalf of the Acquiring Fund, and Investment Series, on behalf of the Acquired Fund, will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.7. Each Fund covenants to prepare the Registration
Statement on Form N-14 (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Fund will file the Registration Statement, including the Proxy Statement, with the Commission. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in
Section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.
5.8. Investment Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.
5.9. The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.
5.10. The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to Acquired Fund pursuant to this Agreement and
(ii) assume the liabilities from the Acquired Fund.
5.11. As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.
5.12. Investment Trust, on behalf of the Acquiring Fund, and the Investment Series, on behalf of the Acquired Fund, shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.
6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND
The obligations of Investment Series, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:
6.1. All representations and warranties of Investment
Trust, with respect to the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing
Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund, the Acquired Fund or their advisers, trustees or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.
6.2. The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by a President or a Vice President of Investment Trust, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of Investment Trust, with respect to the Acquiring
Fund, made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request;
6.3. Investment Series, on behalf of the Acquired Fund, shall have received on the Closing Date an opinion of Willkie Farr
& Gallagher, in a form reasonably satisfactory to Investment
Series, and dated as of the Closing Date, to the effect that:
(a) Investment Trust is a voluntary association of the type commonly referred to as a Massachusetts business trust with transferable shares, validly existing under the laws of The Commonwealth of Massachusetts;
(b) Investment Trust has filed the necessary certificates required to be filed under Chapter 182 of the General Laws of The Commonwealth of Massachusetts and paid the necessary fees due thereon; and Investment Trust is duly authorized to exercise in The Commonwealth of Massachusetts all of the powers recited in its Declaration of Trust, and to transact business as a registered open-end management investment company in The Commonwealth of Massachusetts.
The Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in Investment Trust's registration statement under the 1940 Act;
(c) the Agreement has been duly authorized, executed and delivered by Investment Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of Investment Trust, on behalf of the Acquiring
Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles;
(d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Declaration of Trust, as amended, or By-laws of Investment Trust; and
(e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by Investment Trust, on behalf of the Acquiring Fund, under the Federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund
Shares pursuant to the Agreement have been obtained or made.
Such opinion may state that it is solely for the benefit of Investment Series, its Trustees and its officers. Such counsel may rely as to matters governed by the laws of The Commonwealth of Massachusetts on an opinion of Massachusetts counsel and/or certificates of officers or Trustees of Investment Trust. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquired Fund may reasonably request.
6.4. The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.
7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:
7.1. All representations and warranties of Investment
Series, with respect to the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing
Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund, the Acquiring Fund or their advisers, trustees or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.
7.2. Investment Series shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of Investment Series;
7.3. Investment Series shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing
Date, to the effect that the representations and warranties of Investment Series with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;
7.4. The Acquiring Fund shall have received on the Closing
Date an opinion of [Sullivan & Worcester LLP], in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:
(a) Investment Series has been duly formed and is an existing business trust;
(b) Investment Series, with respect to the Acquired
Fund, has the power to carry on its business as presently conducted in accordance with the description thereof in Investment Series' registration statement under the 1940
Act;
(c) the Agreement has been duly authorized, executed and delivered by Investment Series, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of Investment Series, on behalf of the Acquired
Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles;
(d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate Investment Series' Declaration of Trust, as amended, or By-laws; and
(e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the Federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement have been obtained or made.
Such opinion may state that it is solely for the benefit of Investment Trust, its Trustees and its officers. Such counsel may rely as to matters governed by the laws of The Commonwealth of Massachusetts on an opinion of Massachusetts counsel and/or certificates of officers or Trustees of the Acquired Fund. Such opinion also shall include such other matters incident to the transaction contemplated hereby, as the Acquiring Fund may reasonably request.
7.5. Investment Series, on behalf of the Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.
8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
FUND AND THE ACQUIRED FUND
If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interests in the Acquired Fund in accordance with the provisions of Investment Series' Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this Section 8.1;
8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein;
8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;
8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.5. The parties shall have received an opinion of Willkie
Farr & Gallagher addressed to Investment Series, on behalf of the Acquired Fund, and Investment Trust, on behalf of the Acquiring Fund, substantially to the effect that, based upon certain facts, assumptions and representations, for Federal income tax purposes:
(i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such Shares to Acquired Fund shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired
Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired
Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by the shareholders of the Acquired Fund upon the receipt of Shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of Shares received by the shareholders of the Acquired Fund will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of Shares received by the shareholders of the Acquired Fund will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of the shareholders of the Acquired Fund. The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of each of Investment Series, on behalf of the Acquired Fund, and Investment Trust, on behalf of the Acquiring Fund. Notwithstanding anything herein to the contrary, neither Investment Trust, on behalf of the Acquiring Fund nor Investment Series, on behalf of the Acquired Fund, may waive the condition set forth in this Section 8.5.
9. INDEMNIFICATION
9.1. Investment Trust, on behalf of the Acquiring Fund, agrees to indemnify and hold harmless Investment Series and each of its trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally Investment Series or any of its trustees or officers may become subject, insofar as any such loss, claim damage liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.
9.2. Investment Series agrees to indemnify and hold harmless Investment Trust and each of its trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally Investment Trust or any of its trustees or officers may become subject, insofar as any such loss, claim damage liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.
10. FEES AND EXPENSES
10.1. Investment Trust, on behalf of the Acquiring Fund, and Investment Series, on behalf of the Acquired Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.
10.2. Expenses of the Reorganization that relate to the Acquiring Fund and the Acquired Fund will be borne by SSB Citi.
Any such expenses which are so borne by SSB Citi will be solely and directly related to the Reorganization.
11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
11.1. Investment Trust, on behalf of the Acquiring Fund and Investment Series, on behalf of the Acquired Fund, agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
11.2. Except as specified in the next sentence set forth in this Section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.
The covenants to be performed after the Closing and the obligations of each of Investment Series, on behalf of the Acquired Fund, and Investment Trust, on behalf of the Acquired
Fund, in Sections 9.1 and 9.2 shall survive the Closing.
12. TERMINATION
This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before January 1, 2001, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.
In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.
13. AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Investment Series and Investment Trust; provided, however, that following the meeting of the Acquired Fund Shareholders called by Investment Series pursuant to Section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.
14. NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund, c/o Concert Investment Series(r), 388 Greenwich Street, New York, New York 10013, with a copy to Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York. 10019-6099,
Attn.:  Burton M. Leibert, Esq., or to the Acquiring Fund, c/o
Smith Barney Investment Trust, 388 Greenwich Street, New York, New York 10013, with a copy to Willkie Farr & Gallagher, 787 Seventh Avenue, New York, N.Y. 10019-6099, Attn.: Burton M. Leibert,
Esq., or to any other address that the Investment Series or Investment Trust shall have last designated by notice to the other party.
15. HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
15.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
15.4. Each of Investment Series and Investment Trust is organized as a Massachusetts business trust, and references in this Agreement to Investment Series or Investment Trust mean and refer to the Trustees from time to time serving under the Declarations of Trust on file with the Secretary of State of The Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which Investment Series and Investment Trust conduct their businesses. It is expressly agreed that the obligations of Investment Series and Investment Trust hereunder shall not be binding upon any of their Trustees, shareholders, nominees, officers, agents, or employees of Investment Series or Investment Trust personally, but bind only the property of each of the Acquired Fund and the Acquiring Fund as provided in the Declaration of Trust of Investment Series and of Investment Trust. Moreover, no series of Investment Series other than the Acquired Fund or of Investment Trust other than the Acquiring Fund shall be responsible for the obligations of Investment Series or Investment Trust hereunder, and all persons shall look only to the assets of the Acquired Fund and the Acquiring Fund to satisfy the obligations of Investment Series and Investment Trust hereunder.
The execution and the delivery of this Agreement have been authorized by the Board of Trustees of Investment Series and of Investment Trust and this Agreement has been signed by authorized officers of Investment Series and Investment Trust acting as such, and neither such authorization by such Trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of Investment Series and the Acquiring Fund as provided in the Declaration of Trust of Investment Trust.
15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of New York, without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, each of the parties hereto has caused
this Agreement to be executed by its President, Vice President, or in the case of SSB Citi, an authorized person and attested by its
Secretary, Assistant Secretary, or in the case of SSB Citi, an authorized person.
Attest:	CONCERT INVESTMENT SERIES(r)
on behalf of Mid Cap Fund
By:
	Name:
	Title:



Attest:	SMITH BARNEY INVESTMENT TRUST
on
		behalf of Mid Cap Blend
Fund
By:
	Name:
	Title:



Attest:	SSB CITI FUND MANAGEMENT LLC
By:
	Name:
	Title:


THE PROSPECTUS AND ANNUAL REPORT OF THE ACQUIRING FUND DATED
MARCH 29, 2000 AND NOVEMBER 30, 1999, RESPECTIVELY, ARE
INCORPORATED BY REFERENCE TO THE MOST RECENT FILINGS
THEREOF BY THE ACQUIRING FUND

PART B
INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

SUBJECT TO COMPLETION, DATED JULY 17, 2000
STATEMENT OF ADDITIONAL INFORMATION
RELATING TO THE ACQUISITION BY MID CAP BLEND
FUND (THE "ACQUIRING FUND"), A SERIES OF
SMITH BARNEY INVESTMENT TRUST ("INVESTMENT TRUST")
388 Greenwich Street
New York, New York  10013
(800) 451-2010
OF THE ASSETS OF MID CAP
FUND (THE "FUND"),
A SERIES OF CONCERT INVESTMENT SERIES(r) ("INVESTMENT SERIES").
Dated:  August 16, 2000
This Statement of Additional Information, relating specifically to the proposed transfer of all or substantially all of the assets of the Fund, a series of Investment Series, to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund and the assumption by the Acquiring Fund of liabilities of the Fund, consists of this cover page and the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference.
1. Statement of Additional Information for the Acquiring
Fund, dated March 29, 2000.
2. Statement of Additional Information for the Fund, dated February 28, 1999.
3. Annual Report of the Acquiring Fund for the year ended
November 30, 1999 (and, if applicable, any more recent semi-annual report).
4. Annual Report of the Fund for the year ended
October 31, 1999, and the Semi-Annual Report of the
Fund for the six months ended April 30, 2000.
This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement, dated August 16, 2000, relating to the above-referenced matter may be obtained without charge by calling or writing the Acquiring Fund at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

FINANCIAL STATEMENTS
The Annual Report of the Acquiring Fund for the year ended November 30, 1999 and the Annual Report of the Fund for the year ended October 31, 1999, each including audited financial statements, notes to the financial statements and report of the independent auditors, are incorporated by reference herein. To obtain a copy of the Annual Reports (and, if applicable, any more recent semi-annual report) without charge, please call 1-800-451-2010.

THE ANNUAL REPORT AND STATEMENT OF ADDITIONAL INFORMATION OF THE
ACQUIRING FUND DATED NOVEMBER 30, 1999 AND MARCH 29, 2000,
RESPECTIVELY, ARE INCORPORATED BY REFERENCE
TO THE MOST RECENT FILINGS THEREOF BY
SMITH BARNEY INVESTMENT TRUST

THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, ANNUAL REPORT AND SEMI-ANNUAL REPORT OF THE FUND DATED FEBRUARY 28, 2000, OCTOBER 31, 1999 AND APRIL 30, 2000, RESPECTIVELY, ARE INCORPORATED BY REFERENCE TO THE MOST RECENT FILINGS THEREOF BY CONCERT INVESTMENT SERIES(r)

PART C
OTHER INFORMATION
ITEM 15. INDEMNIFICATION -- The response to this item is incorporated by reference to Section 9 of the Agreement and Plan of Reorganization and to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 21, 1991 (the "Registration Statement"). Registrant is a named insured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other insureds include SSB Citi Fund Management LLC (Registrant's Adviser) and affiliated investment companies.
ITEM 16.  EXHIBITS
1(a)	Registrant's Master Trust Agreement dated October
17, 1991 and Amendments to the Master Trust
Agreement dated November 21, 1991 and July 30,
1993, respectively, are incorporated by reference
to Post-Effective Amendment No. 4 to the
Registration Statement filed on January 28, 1994
(Post-Effective Amendment No. 4).
1(b)	Amendments to the Master Trust Agreement dated
October 14, 1994 and November 7, 1994,
respectively, are incorporated by reference to the
Registration Statement filed on Form N-14 on
January 6, 1995 (the N-14).
1(c)	Amendments to the Master Trust Agreement dated July
20, 1995 and August 10, 1995 are incorporated by
reference to Post-Effective Amendment No. 9 to the
Registration Statement filed on August 29, 1995
(Post-Effective Amendment No. 9).
1(d)	Amended and Restated Master Trust Agreement dated
February 28, 1998 is incorporated by reference to
Post Effective Amendment No. 18 to the Registration
Statement filed on March 30, 1998 (Post-Effective
Amendment No. 18).
1(e)	Amendment No. 1 to the First Amended and Restated
Master Trust Agreement dated June 1, 1998 is
incorporated by reference to Post-Effective
Amendment No. 20 to the Registration Statement
filed on June 26, 1998.
1(f)	Amendment No. 2 to the First Amended and Restated
Master Trust Agreement dated October 16, 1998 is
incorporated by reference to Post-Effective
Amendment No. 21 to the Registration Statement
filed on November 12, 1998 (Post-Effective
Amendment No. 21).
1(g)	Amendment No. 3 to the First Amended and Restated
Master Trust Agreement dated February 28, 1998 is
incorporated by reference to Post-Effective
Amendment No. 29 to the Registration Statement
filed on April 28, 2000 (Post-Effective Amendment
No. 29).
2	Registrant's By-Laws are incorporated by reference
to the Registration Statement.
3	Not Applicable.
4	Form of Agreement and Plan of Reorganization is
filed herewith as Exhibit A.
5(a)	Registrant's form of stock certificate for Smith
Barney S&P 500 Index Fund is incorporated by
reference to Post-Effective Amendment No. 16 to the
Registration Statement filed on December 29, 1997.
5(b)	Registrant's form of stock certificate for Smith
Barney Large Capitalization Growth Fund is
incorporated by reference to Post-Effective
Amendment No. 17 to the Registration Statement
filed on February 20, 1998 (Post-Effective
Amendment No. 17).
5(c)	Registrant's form of stock certificate for Smith
Barney Mid Cap Blend Fund is incorporated by
reference to Post-Effective Amendment No. 22 to the
Registration Statement filed on January 28, 1999
(Post-Effective Amendment No. 22).
6(a)	Investment Advisory Agreement between the
Registrant and Greenwich Street Advisors dated July
30, 1993 is incorporated by reference to Post-
Effective Amendment No. 3 to the Registration
Statement filed on December 1, 1993 (Post-Effective
Amendment No. 3).
6(b)	Transfer of Investment Advisory Agreement dated
November 7, 1994 between Registrant on behalf of
Smith Barney Intermediate Maturity California
Municipals Fund, Greenwich Street Advisors and
Mutual Management Corp. (predecessor to SSB Citi
Fund Management LLC) is incorporated by reference
to the N-14.
6(c)	Form of Transfer of Investment Advisory Agreement
for Smith Barney Limited Maturity Municipals Fund,
Smith Barney Intermediate Maturity New York
Municipals Fund and Smith Barney Limited Maturity
Treasury Fund is incorporated by reference to Post-
Effective Amendment No. 6 to the Registration
Statement filed on January 27, 1995 (Post-Effective
Amendment No. 6).
6(d)	Form of Investment Advisory Agreement between the
Registrant on behalf of Smith Barney S&P 500 Index
Fund and Travelers Investment Management Company
dated December 11, 1997 is incorporated by
reference to Post Effective Amendment No. 15 to the
Registration Statement filed on December 12, 1997
(Post-Effective Amendment No. 15).
6(e)	Form of Investment Management Agreement between the
Registrant on behalf of Smith Barney Large
Capitalization Growth Fund and Mutual Management
Corp. ("MMC") (f/k/a Smith Barney Mutual Funds
Management Inc.) is incorporated by reference to
Post-Effective Amendment No. 17.
6(f)	Form of Investment Management Agreement between
Smith Barney Mid Cap Blend Fund and MMC is
incorporated by reference to Post-Effective
Amendment No. 17.
7(a)	Distribution Agreement between the Registrant and
Smith Barney Shearson Inc. dated July 30, 1993 is
incorporated by reference to Post-Effective
Amendment No. 3.
7(b)	Form of Distribution Agreement between the
Registrant on behalf of Smith Barney S&P 500 Index
Fund and PFS Distributors is incorporated by
reference to Post-Effective Amendment No. 10 to the
Registration Statement filed on November 13, 1995 (Post-
Effective Amendment No. 10).
7(c)	Distribution Agreement between the Registrant and
CFBDS, Inc. dated October 8, 1998 is incorporated
by reference to Post-Effective Amendment No. 21.
7(d)	Selling Group Agreement between CFBDS, Inc. and
Salomon Smith Barney is incorporated by reference
to Post-Effective Amendment No. 24 to the
Registration Statement filed on March 30, 1999
(Post-Effective Amendment No. 24).
7(e)	Form of Third Party Feeder Agreement between the
Registrant, CFBDS, Inc. and Barclays Global Fund
Advisors on behalf of the Smith Barney U.S. 5000
Index Fund and EAFE Index Fund is incorporated by
reference to Post-Effective Amendment No. 29.
7(f)	Form of Distribution Agreements between Registrant
and Salomon Smith Barney and PFS Distributors, Inc.
dated June 5, 2000 are filed herein.
8	Not Applicable.
9(a)	Form of Custodian Agreement with PNC Bank, National
Association is incorporated by reference to Post-
Effective Amendment No. 9.
9(b)	Form of Custodian Agreement with Investors Bank &
Trust Company is incorporated by reference to Post-
Effective Amendment No. 29.
10(a)	Amended Service and Distribution Plan pursuant to
Rule 12b-1 between the Registrant on behalf of
Smith Barney Intermediate Maturity California
Municipal Fund and Smith Barney Inc. is
incorporated by reference to the N-14.
10(b)	Form of Amended Service and Distribution Plan
pursuant to Rule 12b-1 between the Registrant on
behalf of Smith Barney Limited Maturity Municipals
Fund and Smith Barney Intermediate Maturity New
York Municipals Fund and Smith Barney Inc. is
incorporated by reference to Post-Effective
Amendment No. 6.
10(c)	Form of Shareholder Services and Distribution Plan
pursuant to Rule 12b-1 between the Registrant on
behalf of Smith Barney S&P 500 Index Fund is
incorporated by reference to Post Effective
Amendment No. 15.
10(d)	Form of Service and Distribution Plan pursuant to
12b-1 between Registrant on behalf of the Fund and
Smith Barney Large Capitalization Growth Fund is
incorporated by reference to Post Effective
Amendment No. 17.
10(e)	Form of Amended and Restated Service and
Distribution Plan pursuant to Rule 12b-1 between
the Registrant on behalf of the Funds is
incorporated by reference to Post-Effective
Amendment No. 22.
10(f)	Form of Shareholder Services Plan pursuant to Rule
12b-1 between the Registrant on behalf of the U.S.
5000 Index Fund and Salomon Smith Barney Inc. is
incorporated by reference to Post-Effective
Amendment No. 26.
10(g)	Form of Shareholder Services Plan pursuant to Rule
12b-1 between the Registrant on behalf of the EAFE
Index Fund and Salomon Smith Barney Inc. is
incorporated by reference to Post-Effective
Amendment No. 26 to the Registration Statement
filed on October 13, 1999 (Post-Effective Amendment
No. 26).
10(h)	Plan adopted pursuant to Rule 18f-3(d) of the
Investment Company Act of 1940, as amended, is
incorporated by reference to Post-Effective
Amendment No. 10.
10(i)	Rule 18f-3(d) Multiple Class Plan of the Registrant
is incorporated by reference to Post-Effective
Amendment No. 22.
11	Opinion and Consent of Willkie Farr & Gallagher is
filed herewith.
12	Form of Opinion and Consent of Willkie Farr &
Gallagher supporting the tax matters and
consequences to shareholders discussed in the
prospectus is filed herewith.
13(a)	Administration Agreement between the Registrant on
behalf of Smith Barney Intermediate Maturity
California Municipals Fund and Smith Barney
Advisers, Inc. (SBA) is incorporated by reference
to the N-14.
13(b)	Form of Administration Agreement between the
Registrant on behalf of Smith Barney Limited
Maturity Municipals Fund and Smith Barney
Intermediate Maturity New York Municipals Fund and
SBA is incorporated by reference to Post-Effective
Amendment No. 6.
13(c)	Form of Administration Agreement between the
Registrant on behalf of Smith Barney S&P 500 Index
Fund and MMC is incorporated by reference to Post
Effective Amendment No. 15.
13(d)	Transfer Agency Agreement with First Data Investor
Services Group, Inc. is incorporated by reference
to Post-Effective Amendment No. 3.
13(e)	Form of Sub-Transfer Agency Agreement between the
Registrant on behalf of Smith Barney S&P 500 Index
Fund and PFS Shareholder Services is incorporated
by reference to Post-Effective Amendment No. 10.
13(f)	Form of Administration Agreement between the
Registrant on behalf of Smith Barney U.S. 5000
Index Fund ("U.S. 5000 Index Fund") and SSB Citi
Fund Management LLC ("SSB Citi") is incorporated by
reference to Post-Effective Amendment No. 26.
13(g)	Form of Administration Agreement between the
Registrant on behalf of Smith Barney EAFE Index
Fund ("EAFE Index Fund") and SSB Citi is
incorporated by reference to Post-Effective
Amendment No. 26.
14	Consent of accountants.
15	Not Applicable.
16	Power of Attorney dated July 12, 2000 is filed
herein.
17(a)	Form of proxy card is filed herewith.
17(b)	Annual Report of Concert Investment Series(r), dated
October 31, 1999, and Semi-Annual Report dated
April 30, 2000, are incorporated herein by
reference.
17(c)	Prospectus and statement of additional information
of Concert Investment Series(r), dated February 28,
2000, are incorporated herein by reference.
17(d)	Annual Report of Registrant, dated November 30,
1999, is incorporated herein by reference.
17(e)	Prospectus and statement of additional information
of Registrant, dated March 29, 2000, are
incorporated herein by reference.
ITEM 17.	UNDERTAKINGS
(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933
and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 17th day of July, 2000.
SMITH BARNEY INVESTMENT TRUST
By:  /s/ Heath B. McLendon
Name:  Heath B. McLendon
Title:  Chairman of the
Board
Pursuant to the requirements of the Securities Act of 1933,
as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
SIGNATURE
TITLE
DATE



/s/Heath B. McLendon
Heath B. McLendon

Chairman of the Board
(Chief Executive
Officer and
President)
July 17, 2000
/s/Lewis E. Daidone
Lewis E. Daidone
Treasurer (Chief
Financial and
Accounting Officer)

July 17, 2000
/s/Herbert Barg*
Trustee
July 17, 2000
Herbert Barg


/s/Alfred J. Bianchetti*
Trustee
July 17, 2000
Alfred J. Bianchetti


/s/Martin Brody*
Trustee
July 17, 2000
Martin Brody


/s/Dwight B. Crane*
Trustee
July 17, 2000
Dwight B. Crane


/s/Burt N. Dorsett*
Trustee
July 17, 2000
Burt N. Dorsett


/s/Elliot S. Jaffe*
Trustee
July 17, 2000
Elliot S. Jaffe


/s/Stephen E. Kaufman*
Stephen E. Kaufman
Trustee
July 17, 2000
/s/Joseph J. McCann*
Joseph J. McCann
Trustee
July 17, 2000
/s/Cornelius C.Rose, Jr.*
Cornelius C. Rose, Jr.
Trustee
July 17, 2000
*By: /s/Heath B.
McLendon
Heath B. McLendon


Attorney-in-fact pursuant to a
power of attorney dated July
12, 2000.


*Signed pursuant to power of attorney filed herein.

EXHIBITS
(7)	Form of Distribution Agreements between Registrant and
Salomon Smith Barney and PFS Distributors, Inc. dated June
5, 2000
(11)	Opinion and consent of Counsel as to the legality of the
securities being registered
(12)	Opinion and consent of Counsel supporting tax matters and
consequences to shareholders discussed in the prospectus
(14)	Auditors' Consents
(16)	Power of Attorney dated July 12, 2000
(17)	Proxy Card